INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses

Income tax expenses are recognized in the following accounts:

	Year ended December 31,
	2010	2011	2012
Income tax expense from continuing operations	$13,256,751	$2,717,561	$10,253,587
Income tax benefit from discontinued operations	(419,616)	(2,003,289)	-

Total	$12,837,135	$714,272	$10,253,587

Income tax expenses comprise:

	Year ended December 31,
	2010	2011	2012
Current Tax Expenses (Benefit)	$13,056,624	$20,647,400	$(1,894,736)
Deferred Tax Expenses (Benefit)	(219,489)	(19,933,128)	12,148,323

Total	$12,837,135	$714,272	$10,253,587

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carried forward	$909,501	$13,984,909
Depreciation of property, plant and equipment	938,768	554,227
Accrued warranty cost	111,111	-
Inventory write-down	3,651,428	3,687,349
Bad debt provision	308,183	349,466
Government grants related to assets	6,463,295	320,960
Long-lived asset impairment	9,866,564	19,810,832
Others	-	390,491
Valuation Allowance	-	(37,682,733)

Total	$22,248,850	$1,415,501

Deferred tax assets are analyzed as:
Current	$4,348,146	$358,435
Non-current	17,900,704	1,057,066
Deferred tax liabilities are analyzed as:
Current	$-	$-
Non-current	-	-

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2010	2011	2012
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(12)%	(9)%
Effect of different reversal rate	-	(14)%	8%
Additional tax deductions	(1)%	-%	-%
Non-deductible expenses	3%	1%	-%
Different tax rate in other jurisdictions	-	2	(1)%
Changes in valuation allowance	-	-	(35)%
Prior year adjustment	-	-	2%

Effective tax rate	16%	2%	(10)%

Schedule of Effects of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2010	2011	2012

	$	$	$

The aggregate dollar effect (in thousands)	8,689	4,388	-
Per share effect-basic	0.06	0.02	-
Per share effect-diluted	0.06	0.02	-